Business Combination (Details) $ in Thousands	Dec. 31, 2025 USD ($)	Nov. 30, 2024
Business Combination [Line Items]
Common shares amounts total value	$ 12,200
Spaceship Capital Limited [Member]
Business Combination [Line Items]
Acquired percentage		100.00%
Common shares issued	80,000
Common shares amounts total value	$ 2,200
Acquisition fair value amount	3,500
Transaction costs	$ 282
Spaceship Capital Limited [Member] | Hold Back Agreement [Member]
Business Combination [Line Items]
Common shares issued	266,668
Common shares amounts total value	$ 2,900
Acquisition fair value amount	$ 8,990
Common Shares [Member] | Spaceship Capital Limited [Member]
Business Combination [Line Items]
Common shares issued	453,332